EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Employee Benefits
EMPLOYEE BENEFITS

30.	EMPLOYEE BENEFITS

The pension plans granted cover substantially all employees. The plans are administered by the Caixa Beneficente dos Empregados da CSN ("CBS"), a private and non-profit pension fund, established in July 1960.

Until December 1995, CBS Previdência managed two defined benefit plans based on years of service, salary, and social security benefits. On December 27, 1995, the then Social Security Complementary Secretariat ("SPC") approved the implementation of a new benefit plan, effective from that date, called Mixed Supplementary Benefit Plan ("Mixed Plan"), structured as a variable contribution plan, which has been closed to new enrollments since September 2013. From that date, all new employees must adhere to the CBSPrev Plan, structured in the defined contribution modality, also created in September 2013.

The guarantor resources of CBS are invested mainly in repurchase agreements (backed by federal government securities), federal government securities indexed to inflation, stocks, loans and real estate. As of December 31, 2024, CBS held 6,772,052 common shares of CSN (3,486,252 as of December 31, 2023). The total guaranteed resources of the entity totaled R$ 6.5 billion as of December 31, 2024 (R$ 6.4 billion as of December 31, 2023). CBS fund managers seek to combine plan assets with long-term benefit obligations to be paid. The pension funds in Brazil are subject to certain restrictions related to their ability to invest in foreign assets and, consequently, the funds mainly invest in securities in Brazil.

These are considered Guarantor Resources, the available assets and investments of the Benefit Plans, not including the values of contracted debts with sponsors.

For defined benefit plans, called "35% of Salary Average" and "Salary Average Supplementation Plan", the Company maintains a financial guarantee with CBS Previdência, the entity that administers the mentioned plans, with the objective of maintaining financial and actuarial balance in case of any future actuarial loss or actuarial gain.

In accordance with current legislation specific to the pension fund market, for the last 4 fiscal years (2021, 2022, 2023, and 2024), there was no need for CSN to make payments, as the defined benefit plans showed actuarial gains in the fiscal year.

CSN Cimentos Brasil also sponsors the Mauá Prev. This is a variable contribution plan that was offered to employees until the company was acquired by the CSN Group. The following tables summarize the components of net periodic benefit cost recognized in the income statement for Mauá Prev, as well as the capitalization status and amounts that may be recognized in the balance sheet as of December 31, 2024 and 2023.

30.a)Description	of pension plans

35% of average salary plan

This plan, which began on February 1, 1966, is a defined benefit plan designed to provide life annuities (service, special, disability or retirement) equal to 35% of the adjusted average of the participant's last 12 salaries. The plan also guarantees the payment of sickness allowance to the participant licensed by the Official Pension Plan and also guarantees the payment of cash, death allowance and pecuniary allowance. This plan was deactivated on October 31, 1977, when the average wage supplementation plan came into force.

Average salary supplementation plan

This plan began on November 1, 1977 and is a defined benefit plan. Its objective is to complement the difference between the adjusted average of the participant's last 12 salaries and the Official Social Security benefit for retirement, also on a lifetime basis. As in the 35% plan, there is coverage of sick pay, death and pension benefits. This plan was deactivated on December 26, 1995, with the creation of the mixed supplementary benefit plan.

Mixed Supplemental Benefit Plan

Started on December 27, 1995, it is a variable contribution plan. In addition to the scheduled retirement benefit, risk benefits are provided (active pension, disability, and sick leave/accident aid). In this plan, the retirement benefit is calculated based on what was accumulated through monthly contributions from participants and sponsors, as well as each participant's choice for receiving the benefit, which can be lifelong (with or without continuity of death pension) or based on a percentage applied to the balance of the benefit-generating fund (indefinite term loss). After retirement is granted, the plan has the characteristic of a defined benefit plan, if the participant has chosen to receive their benefit in the form of a lifetime monthly income. This plan was deactivated on September 16, 2013, when the CBSPrev plan went into effect.

CBS Prev Plan

On September 16, 2013, the new CBSPrev pension plan began, which is a defined contribution plan. In this plan, the retirement benefit is determined based on what has been accumulated through monthly contributions from participants and sponsors. Each participant's option for receiving the benefit can be: (a) receive a portion upfront (up to 25%) and the remaining balance through monthly income as a percentage applied to the benefit-generating fund, not applicable to death pension benefits, (b) receive only through monthly income as a percentage applied to the benefit-generating fund.

With the creation of the CBSPrev plan, the Mixed Supplementary Benefit Plan was deactivated for the entry of new participants starting September 16, 2013.

Mauá Prev Plan

The Mauá Prev plan is offered by CSN Cimentos Brasil S.A. (previously named LafargeHolcim Brasil S.A.) acquired in 2022, and sponsors the Mauá Prev Retirement Plan to its employees. This is the plan that the company made available to all its employees in Brazil as of December 1, 2016. Until 2009, its predecessor, Lafarge Brasil S/A, sponsored two plans, a defined contribution plan and a defined benefit plan. On July 1, 2009, the plans were merged, resulting in only one variable contribution plan, safeguarding the acquired rights of those who had already completed the eligibility requirements of the defined benefit rules. Furthermore, the Company has registered in a collective agreement part of its plants commitments related to the bonus, due on the occasion of the dismissal of the retired employee by Social Security. The following tables present the commitments related to this bonus, as well as the capitalization status and the amounts that can be recognized in the balance sheet.

ACT Plan

CSN Cimentos Brasil (CIBR) has post-employment benefits linked to Collective Bargaining Agreements (ACT), which provides for the payment of multiple salaries, as well as compensation from the FGTS (Guarantee Fund for Length of Service) if the employee leaves the company due to retirement.

30.b)	Investment policy

The investment policy establishes principles and guidelines governing the investment of resources entrusted to the entity, aiming to promote the necessary security, liquidity, and profitability to ensure balance between plan assets and liabilities. This policy is based on the Asset Liability Management (ALM) study, which takes into account the benefits of participants and beneficiaries of each plan.

The investment plan is revised annually and approved by the Deliberative Council, considering a 5-year horizon, as established by CGPC resolution no. 7, of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 4.661/18, published by the National Monetary Council ("CMN").

30.c)	Benefits granted and to be granted

The actuarial calculations are updated at the end of each fiscal year by external actuaries and presented in the financial statements in accordance with IAS 19 - Employee Benefits.

				Consolidated
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(47,708)	(39,530)	18,884	22,771
Post-employment healthcare benefits			454,162	481,118
	(47,708)	(39,530)	473,046	503,889

The reconciliation of assets and liabilities of employee benefits is presented below:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Present value of defined benefit obligation	2,904,023	3,329,075	3,151,609
Fair value of plan assets	(3,683,575)	(3,713,099)	(3,584,244)
Deficit(Surplus)	(779,552)	(384,024)	(432,635)
Restriction to actuarial assets due to recovery limitation	750,728	367,265	373,524
Liabilities (Assets), net	(28,824)	(16,759)	(59,111)

The change in the present value of the defined benefit obligation is shown below:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Present value of obligations at the beginning of the year	3,329,075	3,117,307	3,151,609
Consolidation of CSN Cimentos Brazil			78,066
Cost of service	1,509	1,152	1,629
Interest cost	298,872	347,297	324,955
Participant contributions made in the year	1,348	1,404	1,382
Benefits paid	(334,094)	(324,750)	(312,301)
Actuarial loss/(gain)	(392,687)	186,665	(128,033)
Present value of obligations at the end of the year	2,904,023	3,329,075	3,117,307

The change in the fair value of the plan’s assets is shown below:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Fair value of plan assets at the beginning of the year	(3,713,099)	(3,572,869)	(3,584,244)
Consolidation of CSN Cimentos Brazil			(63,292)
Interest income	(335,322)	(401,054)	(369,488)
Benefits Paid	333,037	324,750	310,471
Participant contributions made in the year	(1,348)	(1,404)	(1,382)
Employer contributions made in the year	(165)	(184)	(144)
Return on plan assets (less interest income)	33,322	(62,338)	135,210
Fair value of plan assets at the end of the year	(3,683,575)	(3,713,099)	(3,572,869)

The composition of the amounts recognized in the income statement is shown below:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Cost of current service	1,509	1,152	1,629
Interest cost	298,872	347,297	324,955
Expected return on plan assets	(335,322)	(401,054)	(369,488)
Interest on the asset ceiling effect	34,663	50,076	39,416
Total costs / (income), net	(278)	(2,529)	(3,488)

The (cost)/income is recognized in the income statement in other operating expenses.

The change in actuarial gains and losses is shown below:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Actuarial losses and (gains)	(392,687)	186,665	(444,480)
Return on plan assets (less interest income)	33,322	(62,338)	138,489
Change in the asset’s limit (excluding interest income)	348,800	(109,355)	175,440
Total cost of actuarial losses and (gains)	(10,565)	14,972	(130,551)

The breakdown of actuarial gains and losses is shown below:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Loss due to change in financial assumptions	(448,752)	194,988	(647,564)
Loss due to experience adjustments	60,215	(13,933)	203,084
Loss due to changes in assumptions	(4,150)	5,610
Return on plan assets (less interest income)	33,322	(62,338)	138,489
Change in the asset’s limit (excluding interest income)	348,800	(109,355)	175,440
Actuarial losses and (gains)	(10,565)	14,972	(130,551)

The main actuarial assumptions used were as follows:

	12/31/2024	12/31/2023
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Real discount rate	Millennium Plan: 7.12%	Millennium Plan: 5.36%
	Plan 35%: 7.46%	Plan 35%: 5.32%
	Supplementation: 7.43%	Supplementation: 5.33%
	Mauá Prev: 7.34%	Mauá Prev: 5.34%
Inflation rate	4.96%	3.90%
Nominal salary increase rate	1.00%	1.00%
Nominal benefit increase rate	4.96%	3.90%
Rate of return on investments	Millennium Plan: 7.12%	Millennium Plan: 5.36%
	Plan 35%: 7.46%	Plan 35%: 5.32%
	Supplementation : 7.43%	Supplementation : 5.33%
	Mauá Prev: 7.34%	Mauá Prev: 5.34%
General mortality table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: AT-2012 segregated by gender
	Plans 35% : AT-2000 Male, aggravated by 15%	Plans 35% : AT-2000 Male, aggravated by 15%
	Supplementation: AT-2000 segregated by gender, aggravated by 10%	Supplementation: AT-2000 segregated by gender, aggravated by 10%
	Mauá Prev: AT-2000 segregated by gender	Mauá Prev: AT-2000 segregated by gender
	Millennium Plan: Easy light	Millennium Plan: AT-2012 segregated by gender
Disability table	Mauá Prev and ACT: ALVARO VINDAS (D50%)	Mauá Prev and ACT: IAPB57
	Other Plans: Not applicable	Other Plans: Not applicable
Disability mortality table	Millennium Plan: AT 71	Millennium Plan: AT 71
	Plans 35%: MI-2006 - 10% M&F	Plans 35%: MI-2006 - 10% M&F
	Supplementation: Winklevoss - 10%	Supplementation: Winklevoss - 10%
	Mauá Prev and ACT: IAPB-57	Mauá Prev E ACT: Álvaro Vindas smoothed by 50%
Turnover table	Millennium Plan 5% per year	Millennium Plan 5% per year
	Maua Prev: MercerService	Maua Prev: MercerService
	Other Plans: Not applicable	Other Plans: Not applicable
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.	For the Mauá Prev and ACT Plans, 90% of participants are expected to be married at retirement, while this figure is 95% for other Plans. Female spouses are assumed to be 4 years younger than male participants.

The assumptions regarding the mortality table are based on published statistics and mortality tables. These tables translate into an average life expectancy in years for employees aged 65 and 40:

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)		Plan ACT		Mauá Prev
Longevity at age of 65 for current participants	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Male	18.38	18.38	18.75	18.75	21.47	21.47	21.47	21.47	21.47	20.24
Female	18.38	18.38	21.41	21.41	23.34	23.34	23.34	23.34	23.34	20.24

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07	44.07	44.07	44.07	42.74
Female	40.15	40.15	44.41	44.41	46.68	46.68	46.68	46.68	46.68	42.74

Allocation of plan assets:

		12/31/2024		12/31/2023		12/31/2022
Variable income	358,124	9.72%	190,455	5.13%	193,948	5.43%
Fixed income	2,916,385	79.17%	3,143,056	84.65%	3,106,206	86.94%
Real estate	225,421	6.12%	201,870	5.44%	207,223	5.80%
Others	183,645	4.99%	177,718	4.78%	65,492	1.83%
Total	3,683,575	100.00%	3,713,099	100.00%	3,572,869	100.00%

Assets invested in variable income are mainly invested in CSN shares.

Fixed income assets are mainly composed of bonds and National Treasury Notes (“NTN-B”).

Real estate refers to buildings valued by a specialized asset valuation company. There are no assets in use by CSN and its subsidiaries.

30.d)	Expected contributions for the following year and expense for the year

For the mixed supplementary benefit plan, the expense in 2024 was R$ 314 (R$ 305 on December 31, 2023).

In 2025 for the mixed supplementary benefit plan, expected contributions for the defined contribution portion are in the amount of R$ 4,842 and R$ 309 for the defined benefit portion (risk benefits).

30.e)	Sensitivity analysis

The quantitative sensitivity analysis regarding the significant assumptions, for the pension plans as of December 31, 2024 is shown below:

		12/31/2024
	Consolidated Effect of Plans
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(12,231)	13,065
Effect on present value of obligations	(97,251)	103,859

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	160	(154)
Effect on present value of obligations	1,093	(1,048)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,763	(1,763)
Effect on present value of obligations	13,886	(13,886)

Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	8,375	(8,505)
Effect on present value of obligations	66,060	(67,101)

Following are the expected benefits for future years for defined benefit plans:

Forecast payments	2024	2023
Year 1	349,582	339,223
Year 2	325,518	316,898
Year 3	316,201	309,058
Year 4	306,861	299,948
Year 5	296,668	291,230
Next 5 years	1,323,196	1,307,118
Total forecast payments	2,918,026	2,863,475

30.f)	Post-Employment Health Plan

It refers to the health plan created on December 1, 1996, exclusively to cover former retired employees, pensioners, amnesties, ex-combatants, widows of labor accident victims and retirees until March 20, 1997 and their respective legal dependents. Since then, the health plan has not allowed the inclusion of new beneficiaries. The Plan is sponsored by CSN.

The amounts recognized in the balance sheet were determined as follows:

	12/31/2024	12/31/2023	12/31/2022
Present value of obligations	454,161	481,118	537,290
Liabilities	454,161	481,118	537,290

The reconciliation of health benefit liabilities is as follows:

	12/31/2024	12/31/2023	12/31/2022
Actuarial liability at the beginning of the year	481,118	537,290	584,288
Expenses recognized in income for the year	42,749	58,737	57,926
Sponsor’s contributions transferred in prior year	(51,884)	(51,788)	(62,213)
Recognition of actuarial loss/(gain)	(17,822)	(63,121)	(42,711)
Actuarial liability at the end of the year	454,161	481,118	537,290

The actuarial gains and losses recognized in equity are as follows:

	12/31/2024	12/31/2023	12/31/2022
Actuarial gain (loss) on obligation	(17,822)	(63,121)	(42,711)
Gain/(loss) recognized in shareholders' equity	(17,822)	(63,121)	(42,711)

The following is the weighted average life expectancy based on the mortality table used to determine actuarial obligations:

	12/31/2024	12/31/2023	12/31/2022
Longevity at age of 65 for current participants
Male	20.24	20.24	20.24
Female	20.24	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74	42.74
Female	42.74	42.74	42.74

Below is the weighted average life expectancy based on the mortality table used to determined actuarial obligations:

	12/31/2024	12/31/2023	12/31/2022
Biometric and Demographic
General mortality table	AT 2000 separated by gender 20%	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Financial
Actuarial nominal discount rate	13.01%	5.33%	6.10%
Inflation	4.96%	3.90%	5.31%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real a.a.	0.5% - 3.00% real a.a.	0,5% - 3,00% real a.a.
Nominal increase medical costs growth rate	4.10%	4.10%	4.10%
Average medical cost (Claim cost)	1,320.89	1,204.48	1,084.14

30.g)	Sensitivity analysis

The quantitative sensitivity analysis for significant assumptions for the post-employment health plans as of December 31, 2024, is as follows:

		12/31/2024
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(1,653,603)	1,759,748
Effect on present value of obligations	(12,709,824)	13,525,671

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	4,032,880	(3,612,889)
Effect on present value of obligations	30,997,282	(27,769,167)

	Assumption: Benefit adjustment
Sensitivity level	+1 year	- 1 year
Effect on current service cost and on interest on actuarial obligations	(3,191,999)	3,354,304
Effect on present value of obligations	(24,534,152)	25,781,654

Following are the expected benefits for future years of the post-employment health plans:

Forecast benefit payments	12/31/2024	12/31/2023
Year 1	66,468	57,627
Year 2	62,452	54,710
Year 3	58,572	51,820
Year 4	54,760	48,925
Year 5	51,020	46,015
Next 5 years	202,310	187,093
Total forecast payments	495,582	446,190

Accounting Policy

Long-term employee benefits

A defined contribution plan is a post-employment benefit plan in which the Company pays contributions to CBS. Obligations for contributions to defined contribution pension plans are recognized as employee benefit expenses in the income statement during the periods in which services are provided by employees. In this modality, the Company will have no legal or constructive obligation to pay additional amounts, as the risks fall on the employees.

For the defined benefit plan, the obligations are valued annually by independent actuaries using the unit credit method, with assumptions including biometric, demographic, financial and economic hypotheses. The discount rate is applied to set the present value of benefit obligations defined, the fair value of the assets is also determined. The amount recognized in the Company's balance sheet is the net of obligations after the discount rate less the fair value of assets.

When the calculation results in a benefit for the Company, the asset to be recognized is limited to the total of any unrecognized past service costs and the present value of economic benefits available in the form of future plan refunds or reduction in future plan contributions. Actuarial gains and losses resulting from defined benefit plans immediately in other comprehensive income. In the event of termination of the plan, the accumulated actuarial gains and losses are recorded in the income statement.

Short-term employee benefits

Payments of benefits such as salary or vacation, as well as the respective labor charges levied on these benefits are recognized monthly in the income statement, respecting the accrual basis.

Employee profit sharing and executive variable compensation are linked to the achievement of operational and financial targets. The Company recognizes a liability and an expense substantially when these targets are achieved, allocating them to the production cost or operational expenses.